Condensed Statements Of Changes In Shareholders' Deficit (Parenthetical) - shares	Mar. 22, 2021	Feb. 12, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 25, 2021	Jan. 26, 2021
Number Of Shares Outstanding			40,250,000	35,000,000	35,000,000
Class B Ordinary Shares | Founder shares [Member] | Subsequent Event [Member]
Stockholders' equity note, stock split	35-for-33	33-for-25
Number of shares issued	10,062,500	9,487,500
Number Of Shares Outstanding	10,062,500	9,487,500
Class B Ordinary Shares | Over-Allotment Option [Member] | Founder shares [Member]
Common shares subject to forfeiture						1,312,500
Class B Ordinary Shares | Over-Allotment Option [Member] | Founder shares [Member] | Subsequent Event [Member]
Stockholders' equity note, stock split	35-for- 33	33-for-25